Other Liabilities and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Other Liabilities and Accrued Expenses
The other liabilities and accrued expenses as of December 31, 2016 and 2015 are as follows:

(in US$ millions)	2016	2015
VAT, wage tax, and other taxes	3.3	2.8
Other payables	3.4	13.7
Deferred income	1.7	1.7
Accrued charges -personnel	4.9	5.3
Accrued charges -construction work in progress	3.3	5.2
Accrued charges -general and administrative expenses	4.6	4.6
Total other liabilities and accrued expenses	21.2	33.3